MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.09 - Schedule 2

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xxx	xxx	65086	xxx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/09/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged : 8.320% Allowed : 4.640% Over By : +3.680%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (xxx AB 260, xxx Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxx Financial Code.

xxx AB 260 Higher-Priced Mortgage Loan Test: Charged:  8.320% Allowed : 4.640% Over By: +3.680%

																This loan is compliant with regulation xxx AB 260, California Financial Code Division 1.94995(a)			Manufactured Housing	xxx	xxx	xxx	Primary	Cash Out	649	6.5	xxx	7.58	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	18.367%		Alternative	QC Complete	04/30/2026
xxx	xxx	63736		xxx	California	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/05/2022
xxx	xxx	65107	xxx	Texas	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 6.530% Allowed 5.110% Over by +1.420%

This loan is compliant with regulation 1026.35.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   "Provide missing information for REO Property located at:  xxx - ,Tax Bill or HOA if applicable. If taxes & Insurance are escrowed, provide mortgage statement for the same."

07/27/2022 - Received LOE for said property and how it is part of borrowers business with multiple addresses along with tax bill. Hence, exception is resolved.

*** (CURED) 0% Tolerance Fees test fail - EV R
COMMENT:   "TRID Violation due to a fee increase on Initial CD dated 04/08/2022.  Revised LE dated 04/06/2022 reflects a Appraisal update fee at $0.00, however,  Initial CD dated 04/08/2022  reflects the Appraisal update fee at xxx.  This is a fee increase of xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."

08/04/2022 : Not Resolved - Still missing COC or cure amount to resolve the condition.

																Resolved 8/11/2022 : Received LOE for Appraisal fee paid by broker showing on invoice, hence conditions is resolved.			Single Family	xxx	xxx	xxx	Primary	Refinance	702	3.75	xxx	10.5	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.254%		Alternative	QC Complete	04/30/2026